Property and Equipment, Net	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
5.
Property and equipment, net

Property and equipment, net consist of the following:

	As of December 31,
	2021	2022
	RMB	RMB
Cost
Machinery	31,539	55,872
Electronic equipment	78,543	70,491
Leasehold improvement	106,709	124,990
Furniture and office equipment	9,882	13,782
Motor vehicles	1,423	3,515
Software	6,632	8,554
Total	234,728	277,204
Less: accumulated depreciation	(137,087)	(166,244)
Construction in progress	6,202	7,640
Property and equipment, net	103,843	118,600

Depreciation expense was RMB45,659, RMB36,670 and RMB45,815 for the years ended December 31, 2020, 2021 and 2022, respectively.